DISCONTINUED OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disposal Group Discontinued Operation [Line Items]
Discontinued operations, Gain (Loss)	$ 0	$ 0	$ 122
Viryanet Australia [Member] | Australia [Member]
Disposal Group Discontinued Operation [Line Items]
Discontinued operations, Location			Australia
Discontinued operations, Proceeds			340
Discontinued operations, Gain (Loss)			250
Viryanet Europe [Member] | United Kingdom [Member]
Disposal Group Discontinued Operation [Line Items]
Discontinued operations, Location			United Kingdom
Discontinued operations, Proceeds			0
Discontinued operations, Gain (Loss)			$ (128)